Stock-Based Compensation (Tables)	3 Months Ended
Mar. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of option activity
A summary of option activity for the three months ended March 31, 2017 is as follows:

	Options Outstanding
	Number of shares	Weighted‑average exercise price	Fair value of options granted	Weighted average remaining contractual term (in years)
Balance, December 31, 2016	1,849,359	$5.57
Granted	219,019	$0.81	$134,838
Forfeited	(12,142)	$5.44
Balance, March 31, 2017	2,056,236	$5.06		8.32
Exercisable at March 31, 2017	1,102,091	$6.12		7.69

Schedule of stock-based compensation expense
Stock‑based compensation expense recognized for the three months ended March 31, 2017 and 2016 was as follows:

	Three Months Ended
	March 31,
	2017	2016
Research and development	$48,852	$23,442
General and administrative	283,367	913,866
Total stock-based compensation	$332,219	$937,308